Other assets	12 Months Ended
Dec. 31, 2017
Other assets
Other assets

Note 9 – Other assets

Other assets comprise the following:

	2017	2016
Prepaid gold	$—	$7.1
Oil & gas well equipment, net	12.7	14.0
Furniture and fixtures, net	0.6	0.7
Debt issue costs	1.9	1.6
	$15.2	$23.4